Label	Element	Value
Chautauqua Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001282693_SupplementTextBlock	BAIRD FUNDS, INC. Supplement to the Prospectus and Summary Prospectus Dated May 1, 2018 Chautauqua Global Growth Fund
Risk/Return [Heading]	rr_RiskReturnHeading	Chautauqua Global Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Company”) has approved a reduced advisory fee for the Baird Small/Mid Cap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund.  Effective December 1, 2018, the investment advisory fee that each of the above-referenced Funds pays to Robert W. Baird & Co. Incorporated, the Funds’ investment advisor (the “Advisor”), will be reduced from an annual rate of 0.80% of the average daily net assets of each Fund to an annual rate of 0.75% of the average daily net assets of each Fund.

The Board also approved an amended and restated expense cap/reimbursement agreement between the Advisor and the Company on behalf of the Baird Small/Mid Cap Value Fund, the Baird SmallCap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund.  Effective December 1, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse each Fund’s total annual fund operating expenses at least through April 30, 2020 to the extent necessary to ensure that the total operating expenses, including interest expense and the fees and expenses incurred by a Fund in connection with the Fund’s investments in other investment companies and excluding taxes, brokerage commissions and extraordinary expenses, do not exceed an annual rate of:

•	1.05% of the Investor Class’s average daily net assets and 0.80% of the Institutional Class’s average daily net assets for the Chautauqua Global Growth Fund.

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.

The date of this Prospectus and Summary Prospectus Supplement is November 30, 2018.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2020